Trade receivables - Allowance for Expected Credit Losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase in allowance	R$ (277,402)	R$ (85,824)	R$ (36,769)
Trade receivables | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance as of June	(267,628)	(188,072)	(151,114)
Increase in allowance	(277,402)	(85,824)	(36,769)
Allowance for inventory losses from acquisitions	0	(15,314)	(11,702)
Trade receivables write-off	12,325	25,510	9,500
Exchange rate translation adjustment	233	(3,928)	2,013
Ending balance	R$ (532,472)	R$ (267,628)	R$ (188,072)